Income Taxes - Income Tax (Benefit) Provision (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 16, 2012	Dec. 31, 2011
Current income tax:
Federal				$ (579)
State	56			(1,351)
Foreign	28			(145)
Total	84			(2,075)
Deferred income tax:
Federal	(9,489)			8,614
State	(1,788)			(1,938)
Foreign	290			(1,009)
Total	(10,987)			5,667
Provision (benefit) for income taxes	(10,903)	(319)	11,598	3,592
Predecessor [Member]
Current income tax:
Federal					2,635	86
State					837	633
Foreign					276
Total					3,748	719
Deferred income tax:
Foreign					1,175	(4,458)
Total					1,175	(4,458)
Provision (benefit) for income taxes					$ 4,923	$ (3,739)